Equity settled share-based transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Equity settled share-based transactions
18	Equity settled share-based transactions
As part of the Corporate Restructuring, the share option schemes and restricted share scheme of Prenetics HK were terminated on June 16, 2021, and were rolled up to a new ESOP scheme of PHCL (the “PHCL 2021 Plan”).
Following the consummation of the Reverse Recapitalization, no further awards will be granted under the PHCL 2021 Plan. In addition, in connection with the Reverse Recapitalization, all restricted shares units (“RSU”) with respect to PHCL ordinary shares that were outstanding under the PHCL 2021 Plan at the time of consummation of the Reverse Recapitalization have been replaced by Prenetics 2022 Share Incentive Plan (the “Prenetics 2022 Plan”). There was no incremental fair value in addition to the grant-date fair value of the cancelled RSU as a result of the replacement of PHCL 2021 Plan with Preneties 2022 Plan.

(a)	PHCL 2021 Plan
Under the PHCL 2021 Plan, PHCL granted 3,933,063 RSU to certain employees, directors and third parties on June 16, 2021.
The RSU granted were ordinary shares with a subscription price of $0.01 per share. These RSU are subject to the following restrictions:

•
Vesting conditions: 33.33% of the shares vest on the first anniversary from the date of grant, followed by 2.77% monthly over the next twenty three-month period and 2.96% monthly from the third anniversary;

•
In addition to the stated vesting conditions above, the restricted shares are subject to certain claw-back provisions and transfer restrictions with reference to the length of the period till the earliest of (i) September 1, 2021; (ii) the first anniversary after the completion of an initial public offering and (iii) the occurrence of a liquidation event. A liquidation event has been defined in the share agreement as a trade sale of more than 50% of Prenetics HK’s shares, a merger/consolidation or similar business combination of Prenetics HK which results in change in control, or a sale of a majority part or substantially all of Prenetics HK’s assets. These claw-back provisions and transfer restrictions result in implicit vesting conditions in addition to those mentioned above.

The fair value of services received in return for the RSU granted is measured by reference to the fair value of share options granted. The estimate of the fair value of the share options granted is measured based on Black-Scholes Model. The contractual life of the share option is used as an input into this model.

For the six months ended June 30, 2021
Fair value of RSU and key assumptions
Fair value at measurement date	$13.89
Share price	$13.89
Exercise price	$0.01
Expected volatility	41.03%
Expected option life	1 year
Expected dividends	0%
Risk-free interest rate	1%
Likelihood of achieving a redemption event	5%
Likelihood of achieving a liquidity event	5%
The aggregate fair value of the RSU granted to the selected employees, directors and third parties on the dates of grants was $54,645,584 ($13.89 per share). The Company recognized employee share-based compensation benefits according to the restriction conditions.
During the period ended June 30, 2022, equity-settled share-based payment expenses of $18,395,861 (2021: $3,537,228) was recognized in profit or loss, respectively. The remaining balance to be recognized in profit or loss over the remaining vesting period.

(b)	Prenetics 2022 Plan
Under the Prenetics 2022 Plan, the Company granted 144,522 RSU and 2,446,557 RSU to certain employees, directors and third parties on May 18, 2022 and June 30, 2022, respectively.
The RSU granted were measured at the closing price per ordinary share less subscription price per ordinary share on grant date.
The RSU outstanding at June 30, 2022 had an exercise price of $0.01 per ordinary share, and a range of vesting period up to 3 years.
The aggregate fair value of the RSU granted to the selected employees on the dates of grants was $10,988,238. The Company recognized employee share-based compensation benefits according to the restriction conditions.
During the period ended June 30, 2022, equity-settled share-based payment expenses of $3,948,220 (2021: $nil) was recognized in profit or loss, respectively. The remaining balance to be recognized in profit or loss over the remaining vesting period.

28	Equity settled share-based transactions
As of December 31, 2020, Prenetics HK has two share option schemes which were approved in 2014 and 2016 (collectively as “the Option Schemes”) and one restricted share scheme which was approved in 2017 (“the Restricted Share Scheme”), respectively whereby the directors of Prenetics HK are authorized, at their discretion, to invite employees of Prenetics HK, including directors, and third party personnel, to take up options to subscribe for ordinary shares of Prenetics HK.
As part of a corporate restructuring, the Option Schemes and the Restricted Share Scheme were terminated on June 16, 2021. The schemes were rolled up to a new Prenetics 2021 Plan of the Company (the “2021 Share Incentive Plan”), which is approved to issue up to 4,052,627 new shares of the Company.
(a) Share options
For options granted under the Option Schemes, the exercise price was $0.01 per ordinary share with 33.33% vesting on the first anniversary, followed by 2.77% monthly over a twenty three month period and 2.96% on the third anniversary.
Options granted under the Option Schemes are exercisable within 7 years from the date of grant or longer if extended by the Board upon vesting and the occurrence of a liquidity event as defined in the option agreements.
(i) Details of the share options outstanding as at December 31, 2020 are as follows:

Number of instruments
Share options granted to directors	8,631,256
Share options granted to employees	1,311,394
Share options granted to third parties (note)	814,746

10,757,396

Note: During the year ended December 31, 2020, the options granted to third parties include 86,128 options granted to a person in relation to his consultancy services provided to the Group. All the options will be vested one year after the grant date on June 30, 2020 and were approved by the board of directors.

(ii) The number and weighted average exercise prices of share options are as follows:

	2021		2020
	Weighted average exercise price $	Number of options	Weighted average exercise price $	Number of options
Outstanding at the beginning of the year	0.01	10,757,396	0.01	10,527,131
Forfeited during the year	0.01	(6,176)	0.01	(18,708)
Cancelled during the year	—	—	—	(12,304)
Rolled up to restricted share units		(10,751,220)		—
Granted during the year	—	—	0.01	261,277

Outstanding at the end of the year	—	—	0.01	10,757,396

Exercisable at the end of the year	—	—	0.01	10,366,802

The options outstanding at December 31, 2020 had a weighted average exercise price of $0.01 per ordinary share, and a weighted average remaining contractual life of 4.7 years.
(iii) Fair value of share options and assumptions
The fair value of services received in return for share options granted is measured by reference to the fair value of share options granted. The estimate of the fair value of the share options granted is measured based on Black-Scholes Model. The contractual life of the share option is used as an input into this model.

2020
Fair value of share options and key assumptions
Fair value at measurement date	$4.11 – $5.49
Share price	$4.12 – $5.50
Exercise price	$0.01
Expected volatility	51.97% – 88.74%
Expected option life	1.5 years – 2 years
Expected dividends	0%
Risk-free interest rate (based on 5-year HKSAR government bonds)	0.090% – 0.805%
Likelihood of achieving a redemption event	—
Likelihood of achieving a liquidity event	70%
The expected volatility is based on the historic volatility (calculated based on the weighted average remaining life of the share options), adjusted for any expected changes to future volatility based on publicly available information. Expected dividends are based on historical dividends. Changes in the subjective input assumptions could materially affect the fair value estimate.
Share options were granted under a service condition. This condition has not been taken into account in the grant date fair value measurement of the services received. There were no market conditions associated with the share option grants.
During the years ended December 31, 2021 and 2020, the Company recognized $532,752 and $704,358 equity-settled share-based payment expenses, respectively.

(b) Restricted Share Scheme
Under the Restricted Share Scheme, Prenetics HK granted 5,313,900 restricted shares to certain employees on August 1, 2017. Purposes and objectives of the Restricted Share Scheme are to recognize and motivate the contribution of employees and to incentivize them to further the operation and enhancing the value of Prenetics HK and its shares for the benefit of Prenetics HK and its shareholders as a whole.
The restricted shares granted were ordinary shares with a subscription price of $0.01 per share. These restricted shares are subject to the following restrictions:

•
Vesting conditions: 33.33% of the shares vest on the first anniversary from the date of grant, followed by 2.77% monthly over the next twenty three-month period and 2.96% monthly from the third anniversary;

•
In addition to the stated vesting conditions above, the restricted shares are subject to certain claw-back provisions and transfer restrictions with reference to the length of the period till the earliest of (i) September 1, 2021; (ii) the first anniversary after the completion of an initial public offering and (iii) the occurrence of a liquidation event. A liquidation event has been defined in the share agreement as a trade sale of more than 50% of Prenetics HK’s shares, a merger/consolidation or similar business combination of Prenetics HK which results in change in control, or a sale of a majority part or substantially all of Prenetics HK’s assets. These claw-back provisions and transfer restrictions result in implicit vesting conditions in addition to those mentioned above.

The movement of restricted shares granted based on the restrictions and vesting conditions above during the years ended December 31, 2021 and 2020 is as follow:

	2021	2020
Unvested restricted shares subject to claw-back, at January 1	451,682	5,313,900
Vested and not subject to claw-back during the year	(451,682)	(4,862,218)

Unvested restricted shares subject to claw-back, at December 31	—	451,682

The aggregate fair value of the restricted shares granted to the selected employees on the dates of grants was $5,799,625 ($1.091 per share). The Company recognized employee share-based compensation benefits according to the restriction conditions.
During the years ended December 31, 2021 and 2020, equity-settled share-based payment expenses in respect of the Restricted Shares Scheme of $15,534 and $913,111 were recognized in profit or loss, respectively.

(c) 2021 Share Incentive Plan
Details of the restricted share units outstanding as at December 31, 2021 are as follows:

Number of instruments
Restricted share units granted to directors	11,900,009
Restricted share units granted to employees	2,033,151
Restricted share units granted to third parties	815,057

14,748,217

Under the 2021 Share Incentive Plan, the Company granted 3,933,063 restricted share units in June 2021 and 63,934 restricted share units in December 2021 to certain directors, employees and third parties, respectively.
The fair value of services received in return for the restricted share units granted is measured by reference to the fair value of share options granted. The estimate of the fair value of the share options granted is measured based on Black-Scholes Model. The contractual life of the share option is used as an input into this model.

2021
Fair value of restricted share units and key assumptions
Fair value at measurement date	$13.89 – $18.91
Share price	$13.89 – $18.91
Exercise price	$0.01
Expected volatility	41.03% – 44.26%
Expected option life	1 year
Expected dividends	0%
Risk-free interest rate (based on 5-year HKSAR government bonds)	1% – 1.13%
Likelihood of achieving a redemption event	5%
Likelihood of achieving a liquidity event	5%
The number and weighted average exercise prices of the restricted share units are as follows:

	2021		2020
	Weighted average exercise price $	Number of restricted share units	Weighted average exercise price $	Number of restricted share units
Outstanding at the beginning of the year	0.01	—	—	—
Rolled up from options	0.01	10,751,220	—	—
Granted during the year	0.01	3,996,997	—	—

Outstanding at the end of the year	0.01	14,748,217	—	—

Exercisable at the end of the year	0.01	—	—	—

The restricted share units outstanding at December 31, 2021 had a weighted average exercise price of $0.01 per ordinary share, and a weighted average remaining contractual life of 4.7 years.

The aggregate fair value of the restricted shares united granted to the selected employees on the dates of grants on June 30, 2021 and December 31, 2021 was $54,645,652 ($13.89 per share) and $1,209,111 ($18.91 per share) respectively. The Company recognized employee share-based compensation benefits according to the restriction conditions.
During the year ended December 31, 2021, equity-settled share-based payment expenses in respect of the 2021 Share Incentive Plan of $21,946,632 were recognized in profit or loss.